Convertible loans - Narrative (Details) $ in Thousands			3 Months Ended		9 Months Ended
	Apr. 23, 2021 USD ($)	Apr. 24, 2020 USD ($) borrowingComponent	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 04, 2021 shares	Dec. 31, 2020 USD ($)	May 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance			$ 50,000		$ 50,000
Convertible loans, derivatives, change in fair value (expense) income			6,943	$ (33,868)	(16,279)	$ 45,393
Convertible loans, derivatives			56,562		56,562			$ 73,208
Convertible loans, short-term			$ 6,575		$ 6,575			3,631
Number of shares authorised (in shares) | shares							5,558,318
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity		$ 115,000
Number of borrowing components | borrowingComponent		2
Borrowings, interest rate		5.95%	5.95%		5.95%
Exit fee		2.00%
Cash and cash equivalents, minimum quarterly balance		$ 50,000
Loans received			$ 41,658		$ 41,658
Facility Agreement with Deerfield Partners, L.P. | Convertible loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.95%		5.95%
Implied effective interest rate					6.70%
Loans received			$ 50,794		$ 50,794
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings		65,000							$ 65,000
Convertible loans, derivatives, change in fair value (expense) income			3,913	(30,953)	(16,867)	26,497
Convertible loans, derivatives			34,362		34,362			51,229
Interest expense on borrowings					$ 6,184	2,142
Implied effective interest rate					23.00%
Loans received								38,406
Convertible loans, short-term			3,631		$ 3,631			3,631
Disbursement upon completion of IPO | Convertible loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings			819	1,913	1,209	2,781
Convertible loans, short-term			2,944		2,944
Disbursement upon receipt of regulatory approval for ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,000
Convertible loans, derivatives, change in fair value (expense) income			(3,030)	$ (2,915)	(4,042)	$ (18,896)
Convertible loans, derivatives	$ 18,158		22,200		22,200
Loans received								$ 21,979
Proceeds from current borrowings	$ 49,400
Increase (decrease) in credit derivative, fair value					1,638
Disbursement upon receipt of regulatory approval for ZYNLONTA | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value (expense) income			$ (1,816)		$ (1,816)